Other financial liabilities - Summary of other financial liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Structured financing	R$ 874,771	R$ 0
Contingent consideration	462,000	0
Foreign exchange portfolio	70,208	8,962
Credit cards operations	50,727	0
Financial bills	16,389	0
Others	40,079	0
Total	1,514,174	8,962
Current	1,035,785	8,962
Non-current	R$ 478,389	R$ 8,962
Maturity period for the total contingent consideration payment	6 years
Contractual maximum amount payable for contingent consideration	R$ 653,222